Semper MBS Total Return Fund
Schedule of Investments - August 31, 2021 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.228%, 3/25/36 (a)(g)	$1,368,142	$14
GNMA REMIC Trust
Series 2012-25, Class IO, 0.084%, 8/16/52 (a)(g)	658,034	1,825
Series 2013-173, Class AC, 2.941%, 10/16/53 (a)	2,128	2,274
Government National Mortgage Association
Series 2002-28, Class IO, 0.644%, 1/16/42 (a)(g)	14,613	-
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	274,197	37
Series 2006-68, Class IO, 0.456%, 5/16/46 (a)(g)	163,666	1,144
Total Commercial Mortgage-Backed Securities - Agency (cost $103,136)		5,294

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 7.2%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class D, 2.596% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(h)	1,255,000	1,260,104
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 5.109% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	43,811	44,995
Series 2006-2A, Class M1, 0.549% (1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	854,328	817,931
Series 2006-2A, Class M3, 0.609% (1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	1,234,962	1,142,043
Series 2006-3A, Class M1, 0.424% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,084,138	1,038,863
Series 2007-2A, Class A1, 0.354% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,615,864	1,555,882
BX Commercial Mortgage Trust
Series 2019-XL, Class J, 2.746% (1 Month LIBOR USD + 2.650%), 10/15/36 (c)(h)	2,010,757	2,019,553
BX Trust
Series 2021-MFM1, Class G, 3.996% (1 Month LIBOR USD + 3.900%), 1/15/34 (c)(h)	400,000	401,315
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.596% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	223,320	209,068
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 3.800% (SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	6,856,045
Series 2021-MN1, Class B1, 7.800% (SOFR30A + 7.750%), 1/25/51 (c)(h)	5,834,000	6,932,785
FREMF Mortgage Trust
Series 2019-KF58, Class B, 2.241% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	690,237	690,340
Series 2019-KF68, Class B, 2.291% (1 Month LIBOR USD + 2.200%), 7/25/26 (c)(h)	1,651,776	1,649,735
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	141,088,788	2,882,053
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	28,043,244	1,903,860
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.474% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,591,860
Series 2007-1A, Class M1, 0.584% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,633,737
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.334% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	28,052,000	28,333,350
Series 2019-01, Class B10, 5.584% (1 Month LIBOR USD + 5.500%), 10/15/49 (c)(h)	2,384,000	2,425,241
Series 2020-01, Class M10, 3.834% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	15,772,000	16,283,177
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	524,267	525,485
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	505,447	506,459
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	414,084	420,813
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	430,123	444,393
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	731,794
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $85,910,416)		88,300,881

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 26.9%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1B1, 4.334% (1 Month LIBOR USD + 4.250%), 1/25/31 (h)	5,048,000	5,291,337
Series 2018-C06, Class 1B1, 3.834% (1 Month LIBOR USD + 3.750%), 3/25/31 (h)	3,501,000	3,588,998
Series 2018-C06, Class 2B1, 4.184% (1 Month LIBOR USD + 4.100%), 3/25/31 (h)	1,650,000	1,702,643
Series 2019-R01, Class 2B1, 4.434% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	3,200,000	3,299,729
Series 2019-R02, Class 1B1, 4.234% (1 Month LIBOR USD + 4.150%), 8/25/31 (c)(h)	2,675,000	2,747,567
Series 2019-R03, Class 1B1, 4.184% (1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	4,216,000	4,312,074
Series 2019-R04, Class 2B1, 5.334% (1 Month LIBOR USD + 5.250%), 6/25/39 (c)(h)	6,912,000	7,171,322
Series 2019-R05, Class 1B1, 4.184% (1 Month LIBOR USD + 4.100%), 7/25/39 (c)(h)	2,875,000	2,931,356
Series 2019-R06, Class 2B1, 3.834% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	13,000,000	13,202,289
Series 2019-R07, Class 1B1, 3.484% (1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	7,300,000	7,391,484
Series 2020-R02, Class 2B1, 3.084% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	9,416,000	9,397,594
Series 2020-R01, Class 1B1, 3.334% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	10,835,000	10,846,247
Series 2020-SBT1, Class 2B1, 6.684% (1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	13,475,000	14,373,210
Series 2020-SBT1, Class 1B1, 6.834% (1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	15,356,000	16,090,244
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.369% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	37,902	37,281
Series 2004-T3, Class 2A, 3.355%, 8/25/43 (a)	40,417	41,795
FNMA Pool
5.000%, 8/1/37, #888534	9,168	10,157
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	57,146	69,443
Series 2007-W8, Class 1A5, 6.426%, 9/25/37 (a)	8,878	10,544
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class B1, 3.550% (SOFR30A + 3.500%), 10/25/33 (c)(h)	5,324,000	5,533,558
Series 2021-HQA2, Class M2, 2.100% (SOFR30A + 2.050%), 12/25/33 (c)(h)	6,575,000	6,612,600
Series 2021-HQA2, Class B1, 3.200% (SOFR30A + 3.150%), 12/25/33 (c)(h)	9,450,000	9,619,170
Series 2021-HQA2, Class B2, 5.500% (SOFR30A + 5.450%), 12/25/33 (c)(h)	5,136,000	5,386,400
Series 2021-DNA5, Class B1, 3.100% (SOFR30A + 3.050%), 1/25/34 (c)(h)	7,331,000	7,503,047
Series 2021-DNA5, Class B2, 5.550% (SOFR30A + 5.500%), 1/25/34 (c)(h)	5,750,000	5,995,882
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B1, 3.450% (SOFR30A + 3.400%), 8/25/33 (c)(h)	8,393,000	8,681,549
Series 2021-DNA2, Class B2, 6.050% (SOFR30A + 6.000%), 8/25/33 (c)(h)	5,684,000	6,307,556
Series 2018-HRP2, Class B1, 4.284% (1 Month LIBOR USD + 4.200%), 2/25/47 (c)(h)	4,133,000	4,371,269
Series 2019-FTR3, Class B2, 4.889% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	11,233,500	11,217,708
Series 2019-FTR4, Class B2, 5.084% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	10,050,000	10,100,210
Series 2019-DNA4, Class B2, 6.334% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	3,987,000	4,152,982
Series 2020-HQA5, Class B1, 4.050% (SOFR30A + 4.000%), 11/25/50 (c)(h)	9,813,000	10,338,025
Series 2020-HQA5, Class B2, 7.450% (SOFR30A + 7.400%), 11/25/50 (c)(h)	4,680,000	5,500,016
Series 2020-DNA6, Class B1, 3.050% (SOFR30A + 3.000%), 12/25/50 (c)(h)	10,000,000	10,122,373
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 5.050% (SOFR30A + 5.000%), 8/25/33 (c)(h)	4,375,000	4,442,389
Series 2021-DNA3, Class B2, 6.300% (SOFR30A + 6.250%), 10/25/33 (c)(h)	8,156,000	9,253,276
Series 2020-HQA1, Class B2, 5.184% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	7,300,000	7,391,568
Series 2020-DNA1, Class B2, 5.334% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	6,938,000	7,049,674
Series 2020-DNA2, Class B1, 2.584% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	3,000,000	3,012,216
Series 2020-DNA2, Class B2, 4.884% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	9,390,000	9,422,735
Series 2020-HQA2, Class B1, 4.184% (1 Month LIBOR USD + 4.100%), 3/25/50 (c)(h)	12,538,355	12,921,256
Series 2020-HQA2, Class B2, 7.684% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	15,000,000	16,098,651
Series 2020-DNA3, Class B2, 9.434% (1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	1,000,000	1,220,549
Series 2020-DNA4, Class B1, 6.084% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(h)	11,549,000	12,257,242
Series 2020-DNA4, Class B2, 10.084% (1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	3,000,000	3,718,352
Series 2020-HQA4, Class B1, 5.334% (1 Month LIBOR USD + 5.250%), 9/25/50 (c)(h)	5,877,000	6,184,978
Series 2020-DNA5, Class B1, 4.850% (SOFR30A + 4.800%), 10/25/50 (c)(h)	10,055,000	10,742,170
Series 2020-DNA6, Class B2, 5.700% (SOFR30A + 5.650%), 12/25/50 (c)(h)	5,000,000	5,432,126
Series 2021-DNA1, Class B2, 4.800% (SOFR30A + 4.750%), 1/25/51 (c)(h)	2,534,000	2,568,588
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.619%, 12/25/46 (a)(c)	595,000	603,180
Series 2017-SC02, Class M2, 3.844%, 5/25/47 (a)(c)	1,411,000	1,434,607
GNMA II Pool
5.000%, 6/20/40, #745378	27,488	29,598
Total Residential Mortgage-Backed Securities - Agency (cost $319,992,142)		327,740,814

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 64.1%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	89,225	90,527
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.274% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	8,659,249	7,518,095
AMSR Trust
Series 2020-SFR1, Class G, 4.311%, 4/17/37 (c)	8,103,000	8,253,761
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,925,000	1,967,276
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,472
Series 2020-SFR2, Class F, 5.245%, 7/17/37 (c)	2,125,000	2,248,397
Series 2020-SFR2, Class H, 5.250%, 7/17/37 (c)	1,647,000	1,717,052
Series 2020-SFR3, Class F, 3.553%, 9/17/37 (c)	1,482,000	1,495,006
Series 2020-SFR3, Class G, 4.994%, 9/17/37 (c)	11,595,000	12,092,442
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	770,655
Series 2020-SFR5, Class G, 4.112%, 11/17/37 (c)	7,100,000	7,288,966
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)(k)	10,600,000	11,081,198
Series 2021-SFR1, Class F, 3.596%, 6/17/38 (a)(c)	2,114,000	2,164,315
Series 2021-SFR1, Class G, 4.612%, 6/17/38 (a)(c)	2,719,000	2,842,282
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (c)	2,502,000	2,554,589
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (c)	2,170,000	2,248,424
Series 2019-SFR1, Class I, 8.976%, 1/19/39 (c)	7,505,000	8,543,780
Angel Oak Mortgage Trust LLC
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,727,331
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,537,487
Series 2019-4, Class B2, 5.664%, 7/26/49 (a)(c)	5,884,276	5,975,585
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	621,088	634,540
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.158%, 9/21/30 (k)	577,867	598,012
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 2.664%, 5/20/36 (a)	9,229	9,003
Series 2008-R4, Class 1A4, 0.539% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,733,794	1,182,420
Series 2007-5, Class 7A2, 45.528% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	118,069	237,584
Bear Stearns ALT-A Trust
Series 2005-9, Class 11A1, 0.604% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	5,454,319	6,211,607
Series 2006-3, Class 1A1, 0.464% (1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,158,909	1,270,432
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.644% (1 Month LIBOR USD + 0.560%), 4/25/36 (h)	6,854,402	8,508,895
Series 2006-IM1, Class A6, 0.724% (1 Month LIBOR USD + 0.640%), 4/25/36 (h)	6,765,957	8,187,219
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.280%, 3/25/31 (a)	62,493	62,571
Bellemeade Re Ltd.
Series 2020-4A, Class M2A, 2.684% (1 Month LIBOR USD + 2.600%), 6/25/30 (c)(h)	1,008,380	1,009,134
Series 2020-2A, Class M2, 6.084% (1 Month LIBOR USD + 6.000%), 8/26/30 (c)(h)	2,670,000	2,844,483
Series 2020-3A, Class M1C, 3.784% (1 Month LIBOR USD + 3.700%), 10/25/30 (c)(h)	3,290,000	3,480,127
Series 2020-3A, Class M2, 4.934% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(h)	6,236,000	6,697,122
Series 2021-1A, Class B1, 6.800% (SOFR30A + 6.750%), 3/25/31 (c)(h)	1,421,000	1,553,868
Series 2021-2A, Class M1C, 1.900% (SOFR30A + 1.850%), 6/25/31 (c)(h)	1,581,000	1,597,800
Series 2021-2A, Class M2, 2.950% (SOFR30A + 2.900%), 6/25/31 (c)(h)	3,526,000	3,578,203
Series 2021-2A, Class B1, 4.200% (SOFR30A + 4.150%), 6/25/31 (c)(h)	2,281,000	2,323,462
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B2, 4.177%, 2/25/49 (a)(c)	2,500,000	2,520,818
Series 2019-NQM2, Class B2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,380,998
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class B4, 4.449%, 4/25/49 (a)(c)	2,719,000	2,772,324
Series 2019-ATR2, Class B4, 4.097%, 7/25/49 (a)(c)	1,931,386	1,978,568
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 4.434% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	442,941	457,032
CIM Trust
Series 2021-J1, Class AX1, 0.173%, 3/25/51 (a)(c)(g)	365,263,660	2,600,677
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.444%, 12/25/34 (a)	12,099	12,620
Series 2007-AMC1, Class A1, 0.244% (1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,112,163	1,387,544
Series 2007-AMC3, Class A2D, 0.434% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	133,487	124,931
Series 2007-AHL3, Class A3A, 0.144% (1 Month LIBOR USD + 0.060%), 7/25/45 (h)	515,032	434,493
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.484% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	202,891	159,864
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	217,041	204,367
CoreVest American Finance Trust
Series 2017-2, Class M, 5.710%, 12/25/27 (c)	9,000,000	9,899,735
Series 2019-1, Class E, 5.658%, 3/15/52 (c)	242,500	270,664
Series 2019-3, Class E, 4.908%, 10/15/52 (a)(c)	1,650,000	1,792,547
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.248%, 9/25/34 (a)	339,703	329,947
Series 2005-J10, Class 1A9, 0.784% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	615,903	439,634
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	292,558	206,249
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	4,997	4,838
Series 2006-OA3, Class 1A1, 0.484% (1 Month LIBOR USD + 0.400%), 5/25/36 (h)	8,642	8,285
Series 2006-OA9, Class 1A1, 0.288% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	31,365	23,826
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 0.234% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	16,030	15,973
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.704%, 2/25/33 (a)	42,271	43,199
Series 2003-AR18, Class 4M3, 2.984% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	185,655	185,770
Credit Suisse Mortgage Trust
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	17,457,367	18,916,171
Series 2019-AFC1, Class B2, 5.409%, 7/25/49 (a)(c)	2,366,448	2,334,097
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	4,270,272
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,534,607
Series 2019-NQM1, Class B2, 5.250%, 10/25/59 (a)(c)	7,247,550	7,501,206
CSMC Trust
Series 2021-NQM3, Class B1, 3.425%, 4/25/66 (a)(c)	5,000,000	5,014,238
Series 2021-NQM3, Class B2, 4.128%, 4/25/66 (a)(c)	921,499	936,590
Deephaven Residential Mortgage Trust
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,671,942
Series 2021-1, Class B1, 3.101%, 5/25/65 (a)(c)	1,276,000	1,289,453
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	3,232,846
Eagle RE Ltd.
Series 2021-1, Class M1C, 2.750% (SOFR30A + 2.700%), 10/25/33 (c)(h)	5,988,000	6,145,199
Series 2021-1, Class M2, 4.500% (SOFR30A + 4.450%), 10/25/33 (c)(h)	3,574,000	3,808,093
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.202%, 6/25/66 (a)(c)	3,315,000	3,354,291
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 0.584% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	528,655	293,319
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.638%, 8/17/37 (c)	1,902,000	1,956,426
Series 2020-SFR1, Class F2, 4.284%, 8/17/37 (c)	5,811,000	6,048,530
Series 2020-SFR1, Class G, 4.781%, 8/17/37 (c)	5,190,000	5,245,912
Flagstar Mortgage Trust
Series 2018-1, Class B5, 4.007%, 3/25/48 (a)(c)	1,206,000	1,225,887
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	3,325,000	3,352,521
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.704% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	19,516,092	18,293,050
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.224% (1 Month LIBOR USD + 0.140%), 3/25/36 (h)	29,060	13,336
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 0.464% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	5,897,995	1,810,926
Series 2014-IVR6, Class B4, 2.414%, 7/25/44 (a)(c)	500,500	528,605
Series 2018-7FRB, Class B3, 2.130%, 4/25/46 (a)(c)	1,034,655	1,030,934
Series 2017-1, Class B5, 3.491%, 1/25/47 (a)(c)	1,891,091	1,905,953
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	6,154,825	49,023
Series 2017-3, Class 1AX1, 0.380%, 8/25/47 (a)(c)(g)	31,154,421	105,413
Series 2018-1, Class AX1, 0.205%, 6/25/48 (a)(c)(g)	78,612,761	124,420
Series 2018-3, Class AX1, 0.250%, 9/25/48 (a)(c)(g)	16,372,037	45,179
Series 2018-4, Class AX1, 0.246%, 10/25/48 (a)(c)(g)	16,687,902	39,357
Series 2017-6, Class AX1, 0.299%, 12/25/48 (a)(c)(g)	34,284,322	104,349
Series 2018-6, Class 1AX1, 0.481%, 12/25/48 (a)(c)(g)	10,572,009	44,954
Series 2018-8, Class AX1, 0.149%, 1/25/49 (a)(c)(g)	10,714,548	8,711
Series 2019-1, Class AX1, 0.227%, 5/25/49 (a)(c)(g)	23,737,595	25,743
Series 2019-3, Class B6, 0.890%, 9/25/49 (a)(c)	1,830,162	1,320,399
Series 2019-3, Class B4, 4.716%, 9/25/49 (a)(c)	3,153,671	3,182,524
Series 2019-3, Class B5, 4.716%, 9/25/49 (a)(c)	775,000	780,887
Series 2019-HYB1, Class B4, 3.762%, 10/25/49 (a)(c)	3,836,087	3,920,139
Series 2019-5, Class B6, 1.286%, 11/25/49 (a)(c)	3,375,340	2,591,683
Series 2019-5, Class B4, 4.489%, 11/25/49 (a)(c)	4,306,932	4,424,413
Series 2019-5, Class B5, 4.489%, 11/25/49 (a)(c)	1,232,439	1,273,528
Series 2019-6, Class AX1, 0.247%, 12/25/49 (a)(c)(g)	25,535,572	49,633
Series 2020-2, Class B3A, 3.657%, 7/25/50 (a)(c)	8,720,177	9,192,607
Series 2020-2, Class B4, 3.857%, 7/25/50 (a)(c)	4,931,852	5,027,529
Series 2020-2, Class B5, 3.857%, 7/25/50 (a)(c)	2,283,397	2,255,612
Series 2020-2, Class B6Z, 6.513%, 7/25/50 (a)(c)	3,744,581	3,216,479
Series 2021-3, Class A3X, 0.500%, 7/1/51 (a)(c)(g)	75,782,852	1,465,087
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	90,785,627	766,571
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 2.800% (SOFR30A + 2.750%), 3/25/51 (c)(h)	1,351,429	1,361,563
Series 2021-CL1, Class M5, 3.700% (SOFR30A + 3.650%), 3/25/51 (c)(h)	919,843	928,696
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 0.764% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,418,166	874,421
Series 2008-4, Class A1, 0.464% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	34,689,153	10,981,334
Series 2006-9, Class 1A5, 0.684% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	4,079,328	2,449,479
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.596% (1 Month LIBOR USD + 3.500%), 4/1/24 (c)(k)	3,057,364	3,088,809
Series 2019-4, Class A2, 3.596% (1 Month LIBOR USD + 3.500%), 5/1/24 (c)(k)	9,830,939	10,072,928
Series 2021-1, Class A, 1.896% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(k)	1,504,050	1,519,503
Series 2021-2, Class A2, 2.846% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(k)	9,730,449	10,011,559
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 3.871% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	264,594
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.089% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,545,018	2,418,237
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,314,614
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A1IO, 0.163%, 5/25/51 (a)(c)(g)	459,811,333	2,914,330
Series 2021-5, Class A9IO, 0.250%, 8/25/51 (a)(c)(e)(g)	43,051,000	314,273
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	404,162	404,409
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	1,367,357	1,351,888
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.076%, 1/25/54 (a)(c)(g)	292,461	7,312
Series 2017-5A, Class B3, 2.663%, 6/25/57 (a)(c)	1,681,285	1,785,350
Series 2021-NQ2R, Class B1, 3.008%, 9/25/58 (a)(c)	2,034,000	2,060,295
Series 2021-NQ2R, Class B2, 3.963%, 9/25/58 (a)(c)	1,813,000	1,837,022
NLT Trust
Series 2021-INV2, Class B2, 4.072%, 8/25/56 (a)(c)	4,000,000	4,023,752
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	5,732,000	5,824,927
Series 2021-INV1, Class B2, 4.413%, 5/25/56 (a)(c)	5,203,000	5,259,063
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.634% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,763,617
Oaktown Re Ltd.
Series 2021-1A, Class M1C, 3.050% (SOFR30A + 3.000%), 10/25/33 (c)(k)	2,489,000	2,552,063
Oaktown Re V Ltd.
Series 2020-2A, Class M2, 5.334% (1 Month LIBOR USD + 5.250%), 10/25/30 (c)(h)	2,481,000	2,616,584
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 4.000% (SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,280,816
Preston Ridge Partners Mortgage Trust
Series 2020-6, Class A2, 4.703%, 11/25/25 (c)(k)	500,000	504,909
Progress Residential Trust
Series 2021-SFR3, Class G, 4.254%, 5/17/26 (c)	7,128,000	7,266,426
Series 2021-SFR3, Class H, 4.750%, 5/17/26 (c)	1,633,000	1,649,408
Series 2020-SFR3, Class G, 4.105%, 10/17/27 (c)	4,082,000	4,191,757
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	2,150,000	2,177,774
Series 2019-SFR1, Class G, 5.309%, 8/17/35 (c)	3,985,000	4,073,705
Series 2018-SFR3, Class G, 5.618%, 10/17/35 (c)	6,000,000	6,057,334
Series 2019-SFR2, Class G, 5.085%, 5/17/36 (c)	2,937,000	2,987,993
Series 2019-SFR3, Class G, 4.116%, 9/17/36 (c)	3,200,000	3,264,800
Series 2019-SFR4, Class G, 3.927%, 10/17/36 (c)	4,750,000	4,811,822
Series 2020-SFR1, Class G, 4.028%, 4/17/37 (c)	6,900,000	7,024,811
Series 2020-SFR1, Class H, 5.268%, 4/17/37 (c)	6,050,000	6,273,372
Series 2021-SFR1, Class F, 2.757%, 4/17/38 (c)	2,000,000	2,004,462
Series 2021-SFR1, Class G, 3.861%, 4/17/38 (c)	4,000,000	3,999,652
Series 2021-SFR1, Class H, 5.004%, 4/17/38 (c)	1,450,000	1,501,866
Series 2021-SFR2, Class G, 4.254%, 4/19/38 (c)	8,879,000	9,064,198
Series 2021-SFR2, Class H, 4.998%, 4/19/38 (c)	934,000	952,598
Series 2021-SFR6, Class G, 4.003%, 7/17/38 (c)	10,075,000	10,157,414
Series 2021-SFR8, Class G, 4.005%, 9/17/38 (c)	2,470,000	2,490,419
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	3,946	3,985
Radnor RE Ltd.
Series 2021-1, Class M1C, 2.750% (SOFR30A + 2.700%), 12/27/33 (c)(h)	4,160,000	4,193,474
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.757%, 6/25/36 (a)(g)	6,589,807	149,965
Series 2006-QS6, Class 1A11, 0.784% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	2,909,841	2,328,406
Series 2007-QS1, Class 1A5, 0.634% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	5,113,999	3,785,788
RAMP Series Trust
Series 2007-RS1, Class A3, 0.254% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	10,906,248	5,592,173
Series 2007-RS1, Class A4, 0.364% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	1,842,681
RCKT Mortgage Trust
Series 2019-1, Class B5, 3.884%, 9/25/49 (a)(c)	1,225,000	1,224,872
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.444% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	2,247,376	2,137,852
Series 2006-R1, Class AF1, 0.424% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,030,565	2,963,349
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.784% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	3,840,328	3,265,738
Series 2006-QS6, Class 1A9, 0.684% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	3,559,977	2,830,061
Series 2008-QR1, Class 2A1, 0.584% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,980,936	1,604,386
Series 2006-QS18, Class 1A1, 0.684% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	3,686,936	3,110,945
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 0.944% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	587,582	583,238
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	2,142,768
Series 2020-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,013,000	2,066,230
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class BX, 2.860%, 5/25/57 (a)	3,836,537	2,258,962
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,489,164
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	521,720,693	1,328,875
Series 2018-2, Class BX, 0.279%, 11/25/57 (a)	8,086,553	4,326,339
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	2,122,767
Series 2020-1, Class BXS, 2.964%, 8/25/59 (a)(c)	7,453,696	4,806,092
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.301%, 6/25/46 (a)(c)(g)	31,142,855	180,931
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	5,247,861	48,515
Series 2018-7, Class AIO1, 0.234%, 9/25/48 (a)(c)(g)	30,685,805	29,824
Series 2019-3, Class B3, 4.085%, 9/25/49 (a)(c)	2,894,385	2,985,232
Series 2019-4, Class B3, 3.767%, 11/25/49 (a)(c)	1,718,233	1,772,821
Series 2019-4, Class B4, 3.767%, 11/25/49 (a)(c)	1,908,000	1,915,973
Series 2019-5, Class B4, 3.759%, 12/25/49 (a)(c)	1,982,724	2,001,788
Series 2020-2, Class B4, 3.654%, 3/25/50 (a)(c)	2,203,528	2,242,121
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.148%, 4/25/47 (a)(c)(g)	63,894,815	112,241
Star Trust
Series 2021-SFR1, Class G, 3.293% (1 Month LIBOR USD + 3.200%), 4/17/38 (c)(h)	10,945,000	11,110,521
Series 2021-SFR1, Class H, 4.543% (1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	1,014,346
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,804,955
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	1,022,338
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.914%, 11/25/35 (a)	40,125	37,986
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	49,664	44,146
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.234% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,528,620
Series 2019-HY1, Class B2, 2.234% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	11,043,831
Series 2019-HY1, Class B3, 2.234% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	6,041,331
Series 2019-HY1, Class B4, 2.234% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,530,572
Series 2016-1, Class B3, 3.721%, 2/25/55 (a)(c)	2,000,000	1,956,055
Series 2015-5, Class B3, 3.982%, 5/25/55 (a)(c)	2,000,000	2,123,264
Series 2016-2, Class B3, 3.429%, 8/25/55 (a)(c)	4,000,000	4,129,117
Series 2017-5, Class B2, 2.184% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,767,393
Series 2017-5, Class B3, 2.584% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,452,169
Series 2019-1, Class B2, 0.000%, 3/25/58 (a)(c)	4,000,000	4,362,560
Series 2018-6, Class B2, 3.866%, 3/25/58 (a)(c)	2,750,000	2,688,078
Series 2019-HY2, Class B1, 2.334% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	10,229,637
Series 2019-HY2, Class B2, 2.334% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,560,135
Series 2019-HY2, Class B3, 2.334% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	2,266,198
Series 2019-HY2, Class B4, 2.334% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,724,757
Series 2018-3, Class B2, 3.652%, 5/25/58 (a)(c)	1,750,000	1,781,393
Series 2018-4, Class B2, 3.293%, 6/25/58 (a)(c)	1,750,000	1,723,160
Series 2018-5, Class B1, 3.439%, 7/25/58 (a)(c)	9,000,000	9,465,299
Series 2018-5, Class B2, 3.439%, 7/25/58 (a)(c)	1,750,000	1,760,511
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,226,274
Series 2019-SJ1, Class XA, 5.000%, 11/25/58 (a)(c)	7,497,071	7,510,150
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	15,282,308	16,002,490
Series 2019-HY3, Class B1, 2.084% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,653,702
Series 2019-HY3, Class B2, 2.084% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	4,074,423
Series 2019-HY3, Class B3, 2.084% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	1,096,032
Series 2019-HY3, Class B4, 2.084% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	1,077,523
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	505,703
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	663,121
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	3,692,000	3,741,646
Series 2020-INV1, Class B1, 5.750%, 3/25/60 (a)(c)(k)	850,000	878,643
Series 2021-R1, Class B2, 4.199%, 10/25/63 (a)(c)	2,023,000	2,040,311
Series 2021-R3, Class B1, 3.066%, 4/25/64 (a)(c)	3,524,000	3,557,058
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	3,112,479
Series 2020-5, Class B1, 3.707%, 5/25/65 (a)(c)	1,882,000	1,943,074
Series 2020-5, Class B2, 4.710%, 5/25/65 (a)(c)	1,098,000	1,125,279
Series 2021-2, Class B1, 3.194%, 2/25/66 (a)(c)	2,445,000	2,459,195
Series 2021-2, Class B2, 4.199%, 2/25/66 (a)(c)	1,376,000	1,383,729
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(k)	1,500,000	1,517,276
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(k)	7,000,000	7,130,571
VOLT XCIII LLC
Series 2021-NPL2, Class A2, 4.826%, 2/27/51 (c)(k)	4,500,000	4,514,330
VOLT XCIV LLC
Series 2021-NPL3, Class A2, 4.949%, 2/27/51 (c)(k)	2,500,000	2,506,910
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(k)	5,000,000	5,083,925
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(k)	12,600,000	12,627,494
VOLT XCVIII LLC
Series 2021-NPL7, Class A2, 4.949%, 4/25/51 (c)(k)	3,247,000	3,315,528
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 0.909% (1 Month LIBOR USD + 0.825%), 1/25/45 (h)	5,242,515	5,008,635
Series 2005-AR6, Class B1, 0.984% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	3,923,340	3,027,350
Series 2005-AR13, Class B1, 0.984% (1 Month LIBOR USD + 0.900%), 10/25/45 (h)	7,686,023	6,539,154
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,388,897	3,362,371
Series 2006-AR9, Class 2A, 0.938% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	3,284,828	2,855,490
Series 2007-OA1, Class 1A, 0.808% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	3,263,473	3,096,858
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.191%, 7/25/47 (a)(c)(g)	36,598,288	74,964
Total Residential Mortgage-Backed Securities - Non-Agency (cost $811,446,917)		781,413,443

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.4%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/22 (d)(e)	4,676,568	4,676,568
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/22 (e)(f)(i)	749,058	0
Total Private Placement Participation Agreements (cost $5,425,626)		4,676,568

MONEY MARKET FUND - 2.9%
First American Government Obligations Fund - Class Z, 0.020% (b)	35,830,390	35,830,390
Total Money Market Fund (cost $35,830,390)		35,830,390

Total Investments (cost $1,258,708,627) - 101.5%		1,237,967,390
Liabilities less Other Assets - (1.5)%		(18,663,338)
TOTAL NET ASSETS - 100.0%		$1,219,304,052

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2021.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
August 31, 2021, the value of these investments was $1,050,906,853 or 86.2% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of August 31, 2021, the value of this investment was $4,676,568 or 0.4% of total net assets. The security was acquired from July 2018 to June 2021 at a cost of $4,676,568.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2021, the total value of fair valued securities was $4,990,841 or 0.4% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2021.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2021, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of August 31, 2021.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2021.
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$5,294	$-	$5,294
Commercial Mortgage-Backed Securities - Non-Agency	-	88,300,881	-	88,300,881
Residential Mortgage-Backed Securities - Agency	-	327,740,814	-	327,740,814
Residential Mortgage-Backed Securities - Non-Agency	-	781,099,170	314,273	781,413,443
Total Fixed Income	-	1,197,146,159	314,273	1,197,460,432
Private Placement Participation Agreements	-	-	4,676,568	4,676,568
Money Market Fund	35,830,390	-	-	35,830,390
Total Investments	$35,830,390	$1,197,146,159	$4,990,841	$1,237,967,390

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securites, at Value
		Private
	Residential	Placement
	MBS -	Participation
	Non-Agency	Agreements
Balance as of November 30, 2020	$-	$4,979,977
Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	307	-
Purchases	313,966	175,801
Sales	-	(479,210)
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2021	$314,273	$4,676,568

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2021 and still classified as level 3 was $307.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 8/31/21	Technique(s)	Input	Input/Range

Residential MBS - Non-Agency	$314,273	Market	Recent Transaction	$0.73
		Method

Private Placement Participation	$4,676,568	Market	Recent Transaction	$100
Agreements		Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.